Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense, Federal Home Loan Bank Advances	$ 31,912	$ 35,959	$ 46,793